UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Dryden Government Securities Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2007

Date of reporting period:	8/31/2007

Item 1.	Schedule of Investments

Dryden Government Securities Trust/Money Market Series

Schedule of Investments

as of August 31, 2007 (Unaudited)

Principal Amount (000)	Description	Value
Federal Farm Credit Bank 6.9%
$3,050	5.425%, 9/24/07(c)	$3,050,104
500	3.64%, 11/16/07	498,342
15,500	5.365%, 4/28/08(c)	15,495,956

		19,044,402

Federal Home Loan Bank 37.4%
5,000	5.15%, 9/28/07	4,999,053
200	4.50%, 10/12/07	199,772
660	5.26%, 11/1/07	659,906
1,500	5.00%, 11/9/07	1,498,605
1,110	3.11%, 1/18/08	1,101,221
1,325	3.85%, 1/28/08	1,317,534
3,000	4.42%, 3/11/08	2,987,683
25,000	5.4637%, 3/14/08(c)	24,994,969
11,000	5.20%, 3/20/08(c)	10,996,115
1,400	5.20%, 4/01/08(c)	1,399,636
5,000	5.375%, 5/5/08	5,000,000
1,000	3.25%, 7/30/08	981,954
5,000	5.35%, 7/30/08	5,000,000
610	5.125%, 8/8/08	609,093
40,800	5.21%, 9/17/08(c)	40,780,207

		102,525,748

Federal Home Loan Mortgage Corporation 23.3%
2,324	5.07%, 9/14/07(a)	2,319,745
649	3.50%, 9/15/07, M.T.N.	648,465
25,000	5.3525%, 9/27/07, M.T.N.(c)	24,999,733
1,000	5.05%, 11/6/07(a)	990,742
15,107	4.96%, 12/11/07(a)	14,896,501
2,445	4.94%, 12/21/07(a)	2,407,759
4,130	5.30%, 2/6/08, M.T.N.	4,129,745
3,000	4.99%, 3/3/08(a)	2,923,487
5,000	5.36%, 3/27/08, M.T.N.	4,999,716
1,000	4.98%, 3/31/08(a)	970,673
5,000	3.03%, 6/11/08, M.T.N.	4,915,570

		64,202,136

Federal National Mortgage Association 4.1%
2,165	3.50%, 10/12/07	2,160,492
3,550	5.03%, 10/26/07(a)	3,522,567
500	5.05%, 12/19/07(a)	492,355
2,157	5.20%, 12/28/07(a)	2,121,508
1,198	4.934%, 2/1/08(a)	1,172,879
400	4.00%, 5/20/08	396,549
1,552	3.50%, 7/24/08	1,527,453

		11,393,803

Repurchase Agreements (b) 28.1%
	Barclays Capital, Inc.,
24,000	5.35%, dated 8/31/07, due 9/4/07 in the amount of $24,014,267 (cost 24,000,000: the value of the collateral including interest was 24,480,000 )	24,000,000
	Credit Suisse
20,000	5.35%, dated 8/10/07, due 9/13/07 in the amount of $20,092,139 (cost 20,000,000: the value of the collateral including interest was 20,400,606 )(d)	20,000,000
	Greenwich Capital Markets, Inc.,
8,371	5.35%, dated 8/31/07, due 9/4/07 in the amount of $8,375,976 (cost 8,371,000: the value of the collateral including interest was 8,540,397)	8,371,000
	JP Morgan
25,000	5.36%, dated 8/31/07, due 9/4/07 in the amount of $25,014,889 (cost 25,000,000: the value of the collateral including interest was 25,503,167)	25,000,000

		77,371,000

	Total Investments 99.8% (amortized cost $274,537,089)(e)	274,537,089
	Other assets in excess of liabilities 0.2%	616,863

	Net Assets 100.0%	$275,153,952

The following abbreviation is used in the portfolio descriptions:

M.T.N.—Medium Term Note

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(c)	Floating Rate Security. The interest rate shown reflects the rate in effect at August 31, 2007.
(d)	Indicates a security that has been deemed illiquid.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commended with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Government Securities Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date October 24, 2007
By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 24, 2007

*	Print the name and title of each signing officer under his or her signature.